Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information
Award Timing Method	grants are generally made when our trading window is open.
Award Timing Predetermined	false
Award Timing MNPI Considered	false